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                                            File No. 333-28769, 811-05626
                                            Filed under Rule 497(e)



                     Golden American Life Insurance Company

                             Prospectus Supplement

                               August 18, 1998

                                    to the
                        Prospectuses dated May 1, 1998 for
            Deferred Combination Variable and Fixed Annuity Contracts (the "GoldenSelect/r/ DVA PLUS Prospectus," "GoldenSelect/r/ Premium Plus Prospectus," "GoldenSelect/r/ Access Prospectus"
                       and "GoldenSelect/r/ ES II Prospectus")

                                  and to the
                        Prospectus dated May 12, 1998 for
           Deferred Combination Variable and Fixed Annuity Contracts
                 (the "GoldenSelect/r/ Premium Plus Prospectus"),

                issued by Golden American Life Insurance Company


   |------------------------------------------------------------------------|
   | The substitution of shares of each portfolio of the Equi-Select Series | | Trust with shares of similar portfolios of The GCG Trust as described | | in your current Prospectus was effected as of close of business on |
   | August 14, 1998.                                                       |
   |                                                                        |
   | In addition to the Series of The GCG Trust that have been available to | | you as investment options prior to the substitution, the following | | Series are now available to you as additional investment options in | | replacement of the Equi-Select Series Trust Portfolios which as of the |
   | substitution are no longer available:                                  |
   |                                                                        |
   |                       Mid-Cap Growth Series                            |
   |                       Research Series                                  |
   |                       Total Return Series                              |
   |                       Growth & Income Series                           |
   |                       Value + Growth Series                            |
   |                       Global Fixed Income Series                       |
   |                                                                        |
   | If you have any  questions regarding the  substitution, please contact |
   | Customer Service at 800-366-0066.                                      |
   |------------------------------------------------------------------------|

     This supplement should be retained with your GoldenSelect/r/ Prospectus.


     G3306-CON                                                      8/18/98